Note 4 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Customer relationships	Technology	Total
Cost
As at January 1, 2022	$5,285,064	$12,792,409	$18,077,473
Additions	-	3,737,030	3,737,030
As at December 31, 2022	5,285,064	16,529,439	21,814,503

Accumulated depreciation
As at January 1, 2022	5,285,064	9,748,131	15,033,195
Amortization	-	1,552,503	1,552,503
As at December 31, 2022	5,285,064	11,300,634	16,585,698

Net carrying amount
As at January 1, 2022	-	3,044,278	3,044,278
As at December 31, 2022	-	5,228,805	5,228,805
	Customer relationships	Technology	Total
Cost
As at January 1, 2021	$5,285,064	$11,533,244	$16,818,308
Additions	-	1,259,165	1,259,165
As at December 31, 2021	5,285,064	12,792,409	18,077,473

Accumulated depreciation
As at January 1, 2021	5,232,604	8,387,751	13,620,355
Amortization	52,460	1,360,380	1,412,840
As at December 31, 2021	5,285,064	9,748,131	15,033,195

Net carrying amount
As at January 1, 2021	52,460	3,145,493	3,197,953
As at December 31, 2021	-	3,044,278	3,044,278